Note 20 - Income Taxes (Details Textual) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards, Total	$ 606.6	$ 590.0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total	584.8	567.7
State and Local Jurisdiction [Member] | Pennsylvania [Member]
Operating Loss Carryforwards, Total	570.2
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 16.7	$ 16.8